LOANS PAYABLE — RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Loans Payable Related Parties
LOANS PAYABLE — RELATED PARTIES

NOTE 17 — LOANS PAYABLE — RELATED PARTIES

Loans from related parties as of June 30, 2023 and December 31, 2022 consist of the following:

	As of June 30, 2023	As of December 31, 2022
Loan payable to related parties for the acquisition of Wealth Dynamics Current portion	$—	$—
Non-current portion.	—	—
Subtotal	—	—
Other loans payable to related parties, current	1,018,628	2,932,090
Other loans payable to related parties, non-current	1,812	1,729
Total loans payable to related parties	$1,020,440	$2,933,819

The details of loan payable to the related parties is as follows:

	As of June 30, 2023	As of December 31, 2022
Loan Payable for E-Squared Acquisition	$—	$299,231
Loan payable for RF acquisition	—	2,000,000
Le Roux Niemann	89,476	55,555
Jeff Hays	435,000	250,000
Patrick Gentempo	435,000	250,000
Amount due to EIA	16,844	35,305
Others	44,120	43,728
	$1,020,440	$2,933,819

The loan payable to related party for the acquisition of Revealed Films is non-interest bearing with $2,000,000 payable on or before March 31, 2023. The loan is payable to the previous shareholder of Revealed Films. This loan was paid in full during March 2023.

The loan payable to related party for the acquisition of E-Squared Education Enterprises Pty Ltd is non-interest bearing with ZAR 3,600,000 (Approximately $299,231) payable on or before Nov 30, 2022. Company has agreed to repay the same in Q1 2023 and the loan was repaid in March, 2023.

The loan payable to the pre-acquisition owners of Revealed Films of $870,000 is non-interest bearing and is due to the operational funding by the owner of $435,000 by Jeff Hays and $435,000 by Patrick Gentempo in accordance with the acquisition agreement to continue the operations of Revealed Films and to assist with financing the company.

The loan payable to related parties for the acquisition of Entrepreneurs Institute is non-interest bearing, with $400,000 payable on each of the first and second anniversaries of the acquisition date. Other loans payable to related parties represent unsecured loans from shareholders, which bear no interest and are payable on demand. The loan was repaid in 2022.

The Company pays fees to Entrepreneurs Institute Australia Pty Ltd (“EIA”), an Australian company controlled and ultimately owned by Roger Hamilton and Sandra Morrell, directors of the Group. The total in 2023 was $107,636 (2022: $325,243). The sole purpose of the entity is to engage local team and physical resources to provide day to day support to the Group with its own business requirements as well as catering to external clients. EIA on-charges its costs and does not record a material profit or loss, therefore the related party shareholders do not receive any financial benefit from this arrangement. Unpaid fees are recorded as a related party loan payable and is not-interest bearing.

The Company pays fees to GeniusU Web Services India Pvt Ltd (“GU India”), an Indian company controlled and ultimately owned by Suraj Naik, an employee of the Group, and a family member of Suraj Naik. The total in 2023 was $103,838 (2022: $209,322). The sole purpose of the entity is to engage local team and physical resources to provide day to day support to the Group with its own business requirements as well as catering to external clients. GU India on-charges its costs and does not record a material profit or loss, therefore the related party shareholders do not receive any financial benefit from this arrangement.

Unpaid fees are recorded as a related party loan payable and is not-interest bearing.

NOTE 19 — LOANS PAYABLE — RELATED PARTIES

Loans from related parties as of December 31, 2022 and 2021 consist of the following:

	As of December 31,
	2022	2021
Loan payable to related parties for the acquisition of Wealth Dynamics Current portion	$—	$425,551
Non-current portion.	—	—
Subtotal	—	425,551
Other loans payable to related parties, current	2,932,090	—
Other loans payable to related parties, non-current	1,729	—
Total loans payable to related parties	$2,933,819	$425,551

The loan payable to related party for the acquisition of Revealed Films is non-interest bearing with $2,000,000 payable on or before March 31, 2023. The loan is payable to the previous shareholder of Revealed Films. This loan was paid in full during March 2023.

The loan payable to related party for the acquisition of E-Squared Education Enterprises Pty Ltd is non-interest bearing with ZAR 3,600,000 (Approximately $299,231) payable on or before Nov 30, 2022. Company has agreed to repay the same in Q1 2023 and the loan was repaid in March, 2023.

The loan payable to the pre-acquisition owners of Revealed Films of $500,000 is non-interest bearing and is due to the operational funding by the owner of $250,000 by Jeff Hays and $250,000 by Patrick Gentempo in accordance with the acquisition agreement to continue the operations of Revealed Films and to assist with financing the company.

The loan payable to related parties for the acquisition of Entrepreneurs Institute is non-interest bearing, with $400,000 payable on each of the first and second anniversaries of the acquisition date. Other loans payable to related parties represent unsecured loans from shareholders, which bear no interest and are payable on demand. The loan was repaid in 2022.

The Company pays fees to Entrepreneurs Institute Australia Pty Ltd (“EIA”), an Australian company controlled and ultimately owned by Roger Hamilton and Sandra Morrell, directors of the Group. The total in 2022 was $325,243 (2021: $319,464). The sole purpose of the entity is to engage local team and physical resources to provide day to day support to the Group with its own business requirements as well as catering to external clients. EIA on-charges its costs and does not record a material profit or loss, therefore the related party shareholders do not receive any financial benefit from this arrangement. Unpaid fees are recorded as a related party loan payable and is not-interest bearing.

The Company pays fees to GeniusU Web Services India Pvt Ltd (“GU India”), an Indian company controlled and ultimately owned by Suraj Naik, an employee of the Group, and a family member of Suraj Naik. The total in 2022 was $209,322 (2021: $162,930). The sole purpose of the entity is to engage local team and physical resources to provide day to day support to the Group with its own business requirements as well as catering to external clients. GU India on-charges its costs and does not record a material profit or loss, therefore the related party shareholders do not receive any financial benefit from this arrangement.

Unpaid fees are recorded as a related party loan payable and is not-interest bearing.